Ordinary Shares (Details) - USD ($)						6 Months Ended
	Apr. 08, 2025	Aug. 29, 2024	Aug. 28, 2024	Aug. 26, 2024	Apr. 06, 2023	Mar. 31, 2025	Sep. 30, 2024
Ordinary Shares [Line Items]
Authorized shares							100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0005
Ordinary shares issued							14,591,942
Description of the stock split					the Company’s authorized and issued share capital and the adoption of the amended and restated memorandum of association, pursuant to which, (1) the Company effectuated a 1:2000 share subdivision, whereupon the Company’s authorized share capital was amended from $50,000 divided into 50,000 shares of par value $1.00 each to $50,000 divided into 100,000,000 ordinary shares of par value $0.0005 each; and (2) immediately after the share subdivision, the shareholders voluntarily surrendered, on a pro rata basis, a total of 87,500,000 ordinary shares of a par value of $0.0005 each
Ordinary shares outstanding							14,591,942
Sale of ordinary shares						2,091,942
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized shares						50,000
Ordinary shares, par value (in Dollars per share)						$ 1
Ordinary shares issued					12,500,000	50,000
Ordinary shares outstanding					12,500,000
Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Authorized shares						100,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Authorized share capital (in Dollars)						$ 50,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized shares						400,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Ordinary shares issued						14,591,942
Ordinary shares outstanding						14,591,942
Vote rights						one
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Authorized shares						400,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Authorized share capital (in Dollars)						$ 250,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized shares						100,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Ordinary shares issued
Ordinary shares outstanding
Vote rights						20
Class B Ordinary Shares [Member] | Annual General Meeting [Member]
Ordinary Shares [Line Items]
Issued shares	7,592,500
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Authorized shares						100,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Subscription Receivable [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued						12,500,000	12,500,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Sale of ordinary shares						91,942
Sale of stock price (in Dollars per share)						$ 4
Issued shares			91,942
IPO [Member]
Ordinary Shares [Line Items]
After deducting underwriting discounts (in Dollars)		$ 5,404,654
Issued shares				2,000,000